Taxes - Operating taxes and levies - Geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Operating taxes and levies	€ (1,827)	€ (1,840)	€ (1,846)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(1,140)	(1,136)	(1,078)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(391)	(418)	(407)
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	(192)	(160)	(184)
Other subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating taxes and levies	€ (117)	€ (132)	€ (139)